Other intangibles, net - Schedule of Other Intangibles (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 139,666	$ 163,167
Customer relationships, net
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	134,883	156,059
Other intangible assets
Finite-Lived Intangible Assets [Line Items]
Other intangibles, net	$ 4,783	$ 7,108